WISDOMTREE TRUST

WisdomTree Fundamental U.S. Corporate Bond Fund

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund

(Ticker Symbols: WFIG, SFIG, WFHY and SFHY, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated September 18, 2019

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of September 27, 2019. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to September 27, 2019	Effective on September 27, 2019
WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree U.S. Corporate Bond Fund
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term High Yield Corporate Bond Fund

The following Index name changes for the above-listed Funds are effective as of September 27, 2019.

Prior to September 27, 2019	Effective on September 27, 2019
WisdomTree Fundamental U.S. Corporate Bond Index	WisdomTree U.S. Corporate Bond Index
WisdomTree Fundamental U.S. Short-Term Corporate Bond Index	WisdomTree U.S. Short-term Corporate Bond Index
WisdomTree Fundamental U.S. High Yield Corporate Bond Index	WisdomTree U.S. High Yield Corporate Bond Index
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index	WisdomTree U.S. Short-term High Yield Corporate Bond Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-831-0919